[GRAPHIC OMITTED - SHIELD]
ABN AMRO FUNDS


                                [GRAPHIC OMITTED - GLOBE]


                                        SEMI-ANNUAL
                                        REPORT



                                        JUNE 30, 2000

                                        INSTITUTIONAL SHARE CLASS
                                        INSTITUTIONAL SERVICE SHARE CLASS

TABLE OF CONTENTS

Letter to Shareholders............................   2
Schedule of Investments ..........................   4
Statement of Assets and Liabilities ..............   6
Statement of Operations ..........................   7
Statement of Changes in Net Assets................   8
Financial Highlights .............................   9
Notes to Financial Statements ....................  10





INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*
-------------------------------------------------------------------
NOT FDIC INSURED (BULLET) NO BANK GUARANTEE (BULLET) MAY LOSE VALUE
-------------------------------------------------------------------
ABN AMRO IS A REGISTERED SERVICE MARK OF ABN AMRO
HOLDING N.V., THE ULTIMATE PARENT OF ABN AMRO ASSET
MANAGEMENT (USA) INC., THE INVESTMENT ADVISOR TO
THE ABN AMRO FUNDS. ALL RIGHTS RESERVED. ABN AMRO
FUNDS ARE DISTRIBUTED BY PROVIDENT DISTRIBUTORS, INC.
WHICH IS NOT A BANK AFFILIATE.
-------------------------------------------------------------------

* As of the date of this semi-annual report, these Funds had not yet commenced operations.

LETTER TO SHAREHOLDERS

Dear Shareholder:

In the first half of 2000, the world's regions continued evolving into an interwoven global economy, a process known as globalization. ABN AMRO's global network of on-the-ground professionals is all the more important in this period of globalization as events in other parts of the world affect investors here at home.

Likewise, globalization means actions in the U.S. tend to have tremendous effects on world economies. Two major events in the first part of 2000 - U.S. interest rate increases and the downturn in the U.S. stock market - reverberated around the world.

The Federal Open Market Committee (the "Fed") continued its strategy of monetary tightening in the new year in an attempt to engineer a "soft landing" in the U.S. economy. These tightenings brought the total number of interest rate increases to six in the one year period since June 30, 1999. At the end of the first half of 2000, there were some signs of an economic slowdown, but it remains to be seen whether the interest rate increases will produce the intended effect.

Other central banks, as well as financial markets, all over the world reacted to the Fed's interest rate increases. The major U.S. stock market indexes slid into bear market territory in the six-month period after a record run-up in 1999. Investors who had become accustomed to constant market upswings with very few corrections learned the true meaning of Federal Reserve Chairman Alan Greenspan's cautionary phrase "irrational exuberance."

As a result of extreme volatility in the equity markets, the importance of diversification returned to the forefront. Traditionally defensive sectors such as real estate, food and insurance proved to be safer harbors in stormy markets. And many investors returned to instruments like bonds and money market funds in search of relative safety.

It was amid this environment that ABN AMRO introduced its Institutional Prime Money Market Fund(US), which produced a 6.40% 7-day yield as of June 30, 2000. This Fund marks ABN AMRO's first liquidity management vehicle for corporate clients.

The introduction of the Institutional Prime Money Market Fund(US) fits into the organizational strategies we have implemented to help enhance performance and align our resources to focus on global growth. We also added to the credit analyst staff to continue to build our premier cash management team.

Specifically, the three areas we concentrated on were:
                   (BULLET)   Cash management (as outlined above)
                   (BULLET)   Equities
                   (BULLET)   Distribution

In late 1999, we designed and put into practice a rigorous investment process that best uses the strengths of the firm. We formed a partnership with two sub-advisers, Delaware Management Company and Mellon Equity Associates, LLP, to allow us to concentrate on global growth. We also enhanced our service levels and expanded the Funds' distribution network to include the major national mutual fund supermarkets, where we are now available to thousands of investors and financial advisers.

                                                       JUNE 30, 2000 (Unaudited)








We have already experienced some positive results of our strategy implementation in the form of better overall equity performance and the addition of new assets to our fund family. As we look to the next six months, we will continue to closely monitor the processes we have put in place regarding investment management, client service and partnership with our two sub-advisers. We will explore other opportunities to continue to improve investment performance.

We are absolutely committed to our consistent, disciplined investment approach, which we believe is the hallmark of our investment strategy. We plan to continue this commitment throughout the remainder of 2000 and beyond.


Sincerely,

/S/ SIGNATURE - RANDELL C.HAMPTON

Randall C. Hampton
President
ABN AMRO Funds





--------------------------------------------------------------------------------
                                                               Cumulative Return
         As of June 30, 2000                                    Since Inception
                                               7-Day Yield     December 28, 1999
--------------------------------------------------------------------------------
Institutional Prime Money Market Fund(US) -        6.40%              2.98%
Institutional Class
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value will vary with market conditions, so that shares, when redeemed, may be worth more or less than their original cost. Although a money market fund seeks to maintain a stable net asset value of $1.00 per share, there is no assurance it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government or by the FDIC.

Return figures reflect any expense reimbursements and fee waivers. Without reimbursements or waivers, Fund returns would have been lower. All indices mentioned are unmanaged. It is not possible to invest directly in any index. This report must be preceded or accompanied by a current prospectus.

Distributor: Provident Distributors, Inc.

SCHEDULE OF INVESTMENTS

INSTITUTIONAL PRIME MONEY MARKET FUND(US)

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

BANK NOTES                                                       2.8%
CERTIFICATES OF DEPOSIT                                         39.5%
COMMERCIAL PAPER                                                41.3%
REPURCHASE AGREEMENTS AND NET OTHER ASSETS AND LIABILITIES      16.4%

                               [GRAPHIC OMITTED]

% OF TOTAL NET ASSETS


                                              FACE         MARKET
DESCRIPTION                               AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
COMMERCIAL PAPER (A) - 41.3%
     American Express Credit
      6.530%, 07/19/00.................    $  50,000    $    49,837
     Associates First Capital
      6.530%, 07/24/00.................       24,643         24,541
      6.550%, 07/26/00.................       25,000         24,886
     AT&T
      6.510%, 07/12/00.................       25,000         24,950
     Bear Stearns
      6.560%, 08/08/00.................       25,000         24,827
     Blue Ridge Asset Funding
      6.600%, 07/17/00 (B) ............       25,000         24,927
     Centric Capital
      6.550%, 07/25/00 (B) ............       25,000         24,891
     Citicorp
      6.530%, 08/02/00.................       25,000         24,855
     Coca-Cola
      6.550%, 07/18/00.................       20,536         20,473
     Enterprise Funding
      6.660%, 07/20/00 (B) ............       11,591         11,550
     Falcon Asset Securities
      6.580%, 07/13/00.................       33,000         32,928
     Ford Motor Credit
      6.540%, 07/20/00.................       50,000         49,827
     General Electric Capital
      6.560%, 07/06/00.................       24,643         24,621
      5.960%, 09/20/00.................       12,322         12,157
     Goldman Sachs Group
      6.550%, 07/18/00.................       25,000         24,923
      6.550%, 08/17/00.................       25,000         24,786
     Household Finance
      6.530%, 07/25/00.................       25,000         24,891
     International Lease Financial
      6.490%, 07/19/00.................       41,072         40,939


                                              FACE         MARKET
DESCRIPTION                               AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
COMMERCIAL PAPER (continued)
     Merrill Lynch
      6.550%, 07/27/00.................    $  25,000    $    24,882
     Quincy Capital
      6.540%, 07/14/00 (B) ............          500            499
     Receivables Capital
      6.530%, 07/10/00 (B) ............        8,543          8,529
     UBS Finance
      6.920%, 07/05/00.................       20,000         19,985
     Variable Funding Capital
      6.570%, 07/05/00 (B) ............       25,143         25,125
      6.520%, 07/11/00 (B) ............       20,536         20,499
                                                        -----------

TOTAL COMMERCIAL PAPER
     (Cost $590,328)...................                     590,328
                                                        -----------

CERTIFICATES OF DEPOSIT - 39.5%
     Barclays Bank (NY)
      6.560%, 07/07/00.................       27,929         27,929
     Bayerische Landesbank (NY)
      6.550%, 07/19/00.................       41,072         41,072
      6.610%, 03/07/01.................        8,214          8,212
     Canadian Imperial Bank
      6.200%, 08/01/00.................       14,786         14,788
      6.520%, 01/29/01.................       20,536         20,533
      6.720%, 02/12/01.................        8,214          8,213
     Chase Bank USA
      7.000%, 07/05/00.................       50,000         50,000
     Credit Suisse First Boston
      6.560%, 07/10/00.................       41,072         41,072
     Deutsche Bank (NY)
      6.550%, 07/10/00.................       41,072         41,072
      6.010%, 09/05/00.................        6,572          6,571
     Fifth Third Bancorp
      7.000%, 07/03/00.................       50,000         50,000
     Harris Trust & Savings
      6.580%, 07/03/00.................          500            500
      6.580%, 07/05/00.................       14,000         13,999
      6.580%, 07/24/00.................       25,000         25,000
     Lloyds Bank
      6.000%, 08/14/00.................        9,036          9,036
     Rabobank Nederland (NY)
      6.710%, 03/16/01.................        9,857          9,855
     Regions Bank (AL)
      7.000%, 07/03/00.................       60,000         60,000
     Societe Generale (NY)
      6.550%, 07/20/00.................       28,751         28,751
      6.560%, 01/18/01.................       20,536         20,532
     Suntrust Banks
      7.000%, 07/03/00.................       50,000         50,000
     Union Bank of Switzerland (NY)
      5.760%, 07/05/00.................       16,429         16,429
      7.080%, 06/22/01.................       20,000         19,992
                                                        -----------

TOTAL CERTIFICATES OF DEPOSIT
     (Cost $563,556)...................                     563,556
                                                        -----------


    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 2000 (Unaudited)


                                              FACE         MARKET
DESCRIPTION                               AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------
BANK NOTES - 2.8%
     Bank of America
      6.770%, 08/23/00.................    $  24,643    $    24,644
     FNB of Chicago
      6.015%, 08/14/00.................       15,197         15,196
                                                        -----------

TOTAL BANK NOTES
   (Cost $39,840).......................                     39,840
                                                        -----------

REPURCHASE AGREEMENTS - 16.3%
     J.P. Morgan
      6.750%, dated 06/30/00, matures
      07/03/00, repurchase price
      $142,804,840 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $145,579,049)....................      142,725        142,725
     Morgan Stanley
      6.750%, dated 06/30/00, matures
      07/03/00,  repurchase price
      $5,021,699 (collateralized by
      U.S. Government Agency
      Instruments, total market value:
      $5,119,572)......................        5,019          5,019
     Prudential Securities
      6.750%, dated 06/30/00, matures
      07/03/00, repurchase price
      $85,366,381  (collateralized by
      U.S.  Government Agency
      Instruments, total market value:
      $87,025,237).....................       85,318         85,318
                                                        -----------

TOTAL REPURCHASE AGREEMENTS
   (Cost $233,062)......................                    233,062
                                                        -----------

TOTAL INVESTMENTS - 99.9%
   (Cost $1,426,786)....................                  1,426,786
                                                        -----------

NET OTHER ASSETS AND LIABILITIES - 0.1%.                      1,097
                                                        -----------

NET ASSETS - 100.0% ....................                $ 1,427,883
                                                        ===========



----------------------------------------------------------------
(A) Rate noted represents annualized discount yield at the time of purchase.
(B)      Securities exempt from registration under section
         4(2) of the Securities Act of 1933, as amended.
         These securities may only be resold in an exempt transaction to qualified institutional buyers.
         At June 30, 2000, these securities amounted to $116,019,899 or 8.1% of net assets.
(AL)     Alabama
(NY)     New York


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

June 30, 2000
                                                               INSTITUTIONAL
                                                                    PRIME
                                                                MONEY MARKET
                                                                   FUND(US)
--------------------------------------------------------------------------------
ASSETS:
   Investment securities at cost..............................   $1,193,724
   Repurchase agreements......................................      233,062
                                                                 ----------
   Total investments at market value..........................    1,426,786
   Interest receivable........................................        5,921
   Other assets...............................................           15
                                                                 ----------
   Total assets...............................................    1,432,722
                                                                 ----------
LIABILITIES:
   Distribution payable.......................................        4,664
   Advisory fee payable.......................................           78
   Administration fee payable.................................           39
   Trustees' fees payable.....................................            3
   Accrued expenses and other payables........................           55
                                                                 ----------
   Total liabilities..........................................        4,839
                                                                 ----------
   NET ASSETS.................................................   $1,427,883
                                                                 ==========
NET ASSETS CONSIST OF:
   Paid in capital............................................   $1,427,883
   Undistributed net invesment income.........................           --
   Accumulated net realized gain on investments...............           --
   Net unrealized appreciation on investments.................           --
                                                                 ----------
   TOTAL NET ASSETS...........................................   $1,427,883
                                                                 ==========
SHARES OF BENEFICIAL INTEREST
   Institutional Share Class:
   Net Assets.................................................   $1,427,883
                                                                 ==========
   Shares of beneficial interest outstanding..................    1,427,883
                                                                 ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE.   $     1.00
                                                                 ==========
   Institutional Service Share Class:
   Net Assets.................................................   $       --(A)
                                                                 ==========
   Shares of beneficial interest outstanding..................           --(B)
                                                                 ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION - PRICE PER SHARE.   $     1.00
                                                                 ==========

----------------------------------------------------------------
(A) Net Assets are less than $500.
(B) Shares of beneficial interest outstanding are less than 500.


    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 2000 (Unaudited)

STATEMENT OF OPERATIONS (000)

For the Six Months Ended June 30, 2000
                                                               INSTITUTIONAL
                                                                    PRIME
                                                                MONEY MARKET
                                                                   FUND(US)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest...................................................   $    5,372
                                                                 ----------
   Total investment income....................................        5,372
                                                                 ----------
EXPENSES:
   Investment advisory fees (Note 5)..........................           82
   Administration and fund accounting fees (Note 3)...........           41
   Custody fees...............................................            6
   Transfer agency fees.......................................            4
   Professional fees..........................................           11
   Registration & filing fees.................................           37
   Printing fees..............................................            3
   Trustees' fees.............................................            3
   Miscellaneous..............................................            1
                                                                 ----------
   Total expenses before waivers..............................          188
     Less: Administration fees waived (Note 3)................           (1)
                                                                 ----------
   Net expenses                                                         187
                                                                 ----------
NET INVESTMENT INCOME.........................................        5,185
                                                                 ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................           --
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $    5,185
                                                                 ==========
-------------------------------------------------
(1)  Commenced operations on December 28, 1999.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the Six Months Ended June 30, 2000 (Unaudited) and for the Period Ended December 31, 1999

                                                                                                INSTITUTIONAL
                                                                                                    PRIME
                                                                                                MONEY MARKET
                                                                                                 FUND(US)(1)
------------------------------------------------------------------------------------------------------------------------------
                                                                                           2000             1999
------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
   Net investment income................................................................ $    5,185       $       2
                                                                                         ----------       ---------
   Net increase in net assets resulting from operations.................................      5,185               2
                                                                                         ----------       ---------
 DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Institutional Share Class..........................................................     (5,185)             (2)
     Institutional Service Share Class..................................................         --              --
                                                                                         ----------       ---------
       Total dividends distributed......................................................     (5,185)             (2)
                                                                                         ----------       ---------
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Proceeds from shares issued........................................................  1,497,970           5,000
     Shares issued in lieu of cash distributions........................................        392              --
     Cost of shares repurchased.........................................................    (75,479)             --
                                                                                         ----------       ---------
   Increase in net assets derived from Institutional Share Class transactions...........  1,422,883           5,000
                                                                                         ----------       ---------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Proceeds from shares issued........................................................         --(B)           --
     Shares issued in lieu of cash distributions........................................         --              --
     Cost of shares repurchased.........................................................         --              --
                                                                                         ----------       ---------
     Increase in net assets derived from Institutional Service Share Class transactions.         --              --
                                                                                         ----------       ---------
     Increase in net assets derived from capital share transactions.....................  1,422,883           5,000
                                                                                         ----------       ---------
     Net increasein net assets..........................................................  1,422,883           5,000
 NET ASSETS INCLUDING LINE (A):
   Beginning of period..................................................................      5,000              --
                                                                                         ----------       ---------
   End of period........................................................................ $1,427,883       $   5,000
                                                                                         ==========       =========
   (A) Undistributed net investment income.............................................. $       --       $      --
                                                                                         ==========       =========
 CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL SHARE CLASS:
     Shares issued......................................................................  1,497,970           5,000
     Shares issued in lieu of cash distributions........................................        392              --
     Shares repurchased.................................................................    (75,479)             --
                                                                                         ----------       ---------
       Total Institutional Share Class transactions.....................................  1,422,883           5,000
                                                                                         ----------       ---------
   INSTITUTIONAL SERVICE SHARE CLASS:
     Shares issued......................................................................         --(B)           --
     Shares issued in lieu of cash distributions........................................         --              --
     Shares repurchased.................................................................         --              --
                                                                                         ----------       ---------
       Total Institutional Service Share Class transactions.............................         --              --
                                                                                         ----------       ---------
       Increase in capital shares.......................................................  1,422,883           5,000
                                                                                         ==========       =========

--------------------------------------------------------------
(1)  Commenced operations on December 28, 1999.
(B) Institutional Service Share Class commenced operations on June 29, 2000 and share transactions are less than $500 at June 30, 2000.


    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 2000 (Unaudited)

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Six Months Ended June 30, 2000 (Unaudited) and for the Period Ended December 31,

                                                                                                                     INSTITUTIONAL
                                                                                      INSTITUTIONAL                  SERVICE CLASS
                                                                                       CLASS SHARES                       SHARES
                                                                           -------------------------------------------------------
                                                                               2000                 1999(1)               2000(2)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL PRIME MONEY MARKET FUND(US)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value beginning of period...........................            $       1.00          $        1.00         $       1.00
                                                                          ------------          -------------         ------------
Income from investment operations:
   Net investment income......................................                    0.03                   0.00(A)              0.00
   Realized and unrealized gains on securities................                    0.00                   0.00                 0.00
                                                                          ------------          -------------         ------------
   Total from investment operations...........................                    0.03                   0.00                 0.00
                                                                          ------------          -------------         ------------
Less Dividends:
   Dividends from net investment income.......................                   (0.03)                  0.00(A)              0.00
   Distributions from capital gains...........................                    0.00                   0.00                 0.00
                                                                          ------------          -------------         ------------
   Total dividends............................................                   (0.03)                  0.00                 0.00
                                                                          ------------          -------------         ------------
Net Increase in Net Asset Value...............................                    0.00                   0.00                 0.00
                                                                          ------------          -------------         ------------

Net Assest Value end of period................................            $       1.00          $        1.00         $       1.00
                                                                          ============          =============         ============
Total Return..................................................                    2.93%*                 0.05%*                 --%*

Ratios/Supplemental Data:
Net Assets End of Period (000)................................            $  1,427,883          $      5,000          $        --(B)
Ratio to Average Net Assets
   Expenses including waivers.................................                    0.23%+                 0.20%+               0.48%+
   Net investment income including waivers....................                    6.34%+                 4.40%+                 --%+
   Expenses excluding waivers.................................                    0.23%+                 3.39%+               0.48%+
   Net investment income excluding waivers....................                    6.33%+                 1.22%+                 --%+

-----------------------------------------------
(1)  Commenced operations on December 28, 1999.
(2)  Commenced operations on June 29, 2000.
(A)  Per share was less than $0.005.
(B)  Total net assets were less than $500.
+    Annualized
*    Not Annualized


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 19 funds: Treasury Money Market Fund(US), Government Money Market Fund(US), Money Market Fund(US), Tax-Exempt Money Market Fund(US) (collectively the "Money Market Funds"), Fixed Income Fund(US), Tax-Exempt Fixed Income Fund(US), International Fixed Income Fund(US), Balanced Fund(US), (collectively the "Fixed Income Funds"), Value Fund(US), Growth Fund(US), International Equity Fund(US), Small Cap Fund(US) (formerly the Small Cap Growth Fund(US)), Real Estate Fund(US), Europe Equity Growth Fund(US) (formerly the TransEurope Fund(US)), Asian Tigers Fund(US) and Latin America Equity Fund(US) (collectively the "Equity Funds"). The Trust also consists of Institutional Prime Money Market Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) (collectively the "Institutional Money Market Funds").
     Europe Equity Growth Fund(US), Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) have not yet commenced operations as of June 30, 2000. Each prospectus describes each Fund's investment objective, policies and strategies.
     The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Money Market Funds, the Fixed Income Funds and the Equity Funds offer two classes of shares: Common Shares and Investor Shares (available through banks, various brokerage firms and other financial intermediaries). The Institutional Money Market Funds of the Trust offer two classes of shares: Institutional Shares and Institutional Service Shares. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market(US) (the "Fund").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION - Investment securities held by the Fund are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     FEDERAL INCOME TAXES - It is the Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.
     REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     NET ASSET VALUE PER SHARE - The net asset value per share of the Fund is calculated each business day. In general, it is computed by dividing the assets of the Fund less its liabilities, by the number of outstanding shares of the Fund.
     MATURITY DATES - Certain variable rate and floating rate securities of the Fund are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     CLASSES - Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     OTHER - Net investment income for the Fund is declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

                                                       JUNE 30, 2000 (Unaudited)

3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust and ABN AMRO Fund Services, Inc. (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate 0.05% of the average daily net assets of the Fund. The Administrator has voluntarily waived a portion of its fee for the period January 1, 2000 to April 30, 2000.
     PFPC Inc. provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     Provident Distributors, Inc. (the "Distributor") serves as the distributor of the Funds. The Trust has adopted a shareholder servicing plan for the Institutional Service Class under the 1940 Act. The Distributor is paid a fee of up to 0.25% of the average daily net assets of the Institutional Service Share Class of the Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses.


4. TRANSACTIONS WITH AFFILIATES
Certain officers of the Trust are also employees of the Administrator, Sub-Administrator, Legal Counsel and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.


5. INVESTMENT ADVISORY AGREEMENT
The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) Inc., (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.10% of the average daily net assets of the Fund.


6. SUBSEQUENT EVENT
On or about September 1, 2000, it is anticipated that ABN AMRO Distribution Services (USA), Inc. will become the Distributor of the Funds.

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12

                           [GRAPHIC OMITTED - SHIELD]
                                 ABN AMRO FUNDS
                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 2000



INSTITUTIONAL MONEY MARKET FUNDS
  Institutional Prime Money Market Fund(US)
  Institutional Treasury Money Market Fund(US)*
  Institutional Government Money Market Fund(US)*



INVESTMENT ADVISOR
  ABN AMRO ASSET MANAGEMENT (USA) INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

ADMINISTRATOR
  ABN AMRO FUND SERVICES, INC.
  208 South LaSalle Street
  Fourth Floor
  Chicago, IL 60604-1003

DISTRIBUTOR
  PROVIDENT DISTRIBUTORS, INC.
  3200 Horizon Drive
  King of Prussia, PA 19406

LEGAL COUNSEL
  MORGAN, LEWIS & BOCKIUS LLP
  1701 Market Street
  Philadelphia, PA 19103

INDEPENDENT AUDITORS
  ERNST & YOUNG LLP
  200 Clarendon Street
  Boston, MA  02116-5072



--------------------------------------------------------------------------------
* As of the date of this semi-annual report, these Funds had not yet commenced operations.



     FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS OR VISIT THE WEBSITE:

                                 1-800-814-3402

                            WWW.ABNAMROFUNDS-USA.COM



                           [GRAPHIC OMITTED - SHIELD]
                                 ABN AMRO FUNDS

          THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
   FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS NAMED ABOVE. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
                PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                                 ABN-F-012-00600